Consolidated Statements of Income	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW
Interest and dividend income
Interest and fees on loans	$ 9,239,133,000	10,445,763,000,000	10,224,880,000,000	12,109,332,000,000
Interest and dividends on securities (Note 7)	1,634,052,000	1,847,460,000,000	1,852,178,000,000	1,775,081,000,000
Interest and dividends on trading assets	342,553,000	387,290,000,000	226,732,000,000	468,656,000,000
Other interest income	304,214,000	343,945,000,000	293,567,000,000	380,871,000,000
Total interest income	11,519,952,000	13,024,458,000,000	12,597,357,000,000	14,733,940,000,000
Interest expense
Interest on deposits	3,623,699,000	4,096,954,000,000	4,188,204,000,000	4,714,252,000,000
Interest on short-term borrowings (Note 13)	333,426,000	376,971,000,000	555,026,000,000	865,695,000,000
Interest on secured borrowings	199,098,000	225,100,000,000	330,624,000,000	562,735,000,000
Interest on long-term debt	1,894,368,000	2,141,771,000,000	2,277,419,000,000	2,761,858,000,000
Other interest expense	8,520,000	9,633,000,000	24,755,000,000	50,028,000,000
Total interest expense	6,059,111,000	6,850,429,000,000	7,376,028,000,000	8,954,568,000,000
Net interest income	5,460,841,000	6,174,029,000,000	5,221,329,000,000	5,779,372,000,000
Provision for credit losses (Note 8)	595,252,000	672,992,000,000	2,201,164,000,000	1,436,598,000,000
Net interest income after provision for credit losses	4,865,589,000	5,501,037,000,000	3,020,165,000,000	4,342,774,000,000
Non-interest income
Commissions and fees (Note 18)	2,336,108,000	2,641,204,000,000	2,700,414,000,000	2,595,215,000,000
Net trust management fees	36,317,000	41,060,000,000	69,420,000,000	69,163,000,000
Net trading profits (losses) (Note 6)	828,385,000	936,572,000,000	(516,962,000,000)	584,330,000,000
Net gains on securities (Note 7)	655,572,000	741,190,000,000	321,405,000,000	13,092,000,000
Impairment loss on debt securities:
Gross impairment losses on debt securities	(8,127,000)	(9,190,000,000)	(14,262,000,000)	(148,894,000,000)
Less: Impairment recognized in OCI			957,000,000
Net impairment losses on debt securities	(8,127,000)	(9,190,000,000)	(13,305,000,000)	(148,894,000,000)
Income from other investment	293,993,000	332,388,000,000	267,546,000,000	317,211,000,000
Net gains (losses) on foreign exchange	(362,490,000)	(409,831,000,000)	956,238,000,000	(566,751,000,000)
Insurance income	920,116,000	1,040,283,000,000	1,229,057,000,000	1,329,274,000,000
Other (Note 19)	429,735,000	485,859,000,000	670,928,000,000	378,777,000,000
Total non-interest income	5,129,609,000	5,799,535,000,000	5,684,741,000,000	4,571,417,000,000
Non-interest expense
Employee compensation and other benefits (Note 27)	1,711,017,000	1,934,476,000,000	2,000,396,000,000	1,817,473,000,000
Depreciation and amortization (Notes 9 and 10)	534,901,000	604,759,000,000	713,521,000,000	871,416,000,000
General and administrative expenses	917,519,000	1,037,347,000,000	868,317,000,000	882,135,000,000
Credit card fees	773,689,000	874,733,000,000	741,744,000,000	700,403,000,000
Provision (reversal) for other losses	51,065,000	57,735,000,000	166,238,000,000	(18,467,000,000)
Insurance fees on deposits	169,361,000	191,480,000,000	161,586,000,000	132,705,000,000
Other fees and commission expense	420,471,000	475,384,000,000	454,077,000,000	422,146,000,000
Taxes (except income taxes)	158,480,000	179,177,000,000	143,354,000,000	179,009,000,000
Insurance operating expense	1,547,123,000	1,749,176,000,000	1,456,306,000,000	1,037,797,000,000
Other (Note 19)	705,458,000	797,591,000,000	431,816,000,000	702,243,000,000
Total non-interest expense	6,989,084,000	7,901,858,000,000	7,137,355,000,000	6,726,860,000,000
Income (Loss) before income tax expense and undistributed net income (loss) of subsidiaries	3,006,114,000	3,398,714,000,000	1,567,551,000,000	2,187,331,000,000
Income tax expense (Note 24)	510,194,000	576,826,000,000	424,026,000,000	694,931,000,000
Net income	2,495,920,000	2,821,888,000,000	1,143,525,000,000	1,492,400,000,000
Net income attributable to noncontrolling interests	(20,020,000)	(22,634,000,000)	9,673,000,000	11,701,000,000
Net income (loss) attributable to the Group	$ 2,515,940,000	2,844,522,000,000	1,133,852,000,000	1,480,699,000,000
Basic
Net income per share	$ 4.84	5,512.00	1,957.00	2,993.00
Diluted
Net income per share	$ 4.73	5,403.00	1,955.00	2,955.00
Average common shares issued and outstanding	474,199,587	474,199,587	461,500,172	417,673,260
Average diluted common shares issued and outstanding	488,920,587	488,920,587	476,221,172	432,394,260